CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Metal sales	$ 3,729.4	$ 4,213.4
Cost of sales
Production cost of sales	1,726.1	1,725.7
Depreciation, depletion and amortization	840.9	842.3
Impairment charges (reversals) and asset derecognition - net	144.5	(650.9)
Total cost of sales	2,711.5	1,917.1
Gross profit	1,017.9	2,296.3
Other operating expense	294.6	186.5
Exploration and business development	133.1	92.5
General and administrative	126.6	117.9
Operating earnings	463.6	1,899.4
Other income - net	79.2	7.4
Finance income	12.3	4.3
Finance expense	(85.7)	(112.6)
Earnings before tax	469.4	1,798.5
Income tax expense - net	(250.7)	(439.8)
Net earnings	218.7	1,358.7
Net (loss) earnings attributable to:
Non-controlling interests	(2.5)	16.3
Common shareholders	$ 221.2	$ 1,342.4
Earnings per share attributable to common shareholders
Basic	$ 0.18	$ 1.07
Diluted	$ 0.17	$ 1.06
Weighted average number of common shares outstanding
Basic	1,259,059	1,257,163
Diluted	1,269,146	1,267,970